SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure Text Block1 [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to year-end, Brookfield Renewable issued C$400 million of Series 17 medium-term notes. The medium-term notes have a fixed interest rate of 5.32% and a maturity date of January 10, 2054. The Series 17 medium-term notes are corporate-level green bonds.
Subsequent to year-end, Brookfield Renewable, together with its institutional partners, completed the acquisition of a series of development distributed generation projects in the United States totaling 93 MW for total consideration of approximately $86 million (approximately $17 million net to Brookfield Renewable). Brookfield Renewable holds a 20% interest in these investments.
Subsequent to year-end, Brookfield Renewable, together with its institutional partners, completed the acquisition of a series of development distributed generation projects in the United States totaling 60 MW for total consideration of approximately $39 million (approximately $11 million net to Brookfield Renewable). Brookfield Renewable holds a 25% interest in these investments.
Subsequent to year-end, Brookfield Renewable repurchased 496,254 LP units on the Toronto Stock Exchange at a total cost of $12 million.